UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21227

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Bond Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.5%

Security	Principal Amount (000’s omitted)	Value
Education — 26.7%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,150,233
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	640	674,310
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/44	250	264,540
General Authority of South Central Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,624,875
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	454,991
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	963,258
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	2,945,095
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	584,842
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	811,312
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	269,690
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	609,494

		$10,352,640

Electric Utilities — 1.2%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$500	$462,575

		$462,575

General Obligations — 13.3%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,068,410
Pennsylvania, 4.00%, 4/1/29(1)(2)	3,000	3,016,740
York County, 5.00%, 6/1/38	1,000	1,057,690

		$5,142,840

Hospital — 17.2%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$768,817
Dauphin County General Authority, (Pinnacle Health System Project), 5.00%, 6/1/42	600	603,198
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,032,370
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	461,960
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,261,962
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	504,900
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	258,238
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	697,167
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	750	800,430
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	259,483

		$6,648,525

Security	Principal Amount (000’s omitted)	Value
Housing — 1.2%
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	$500	$451,275

		$451,275

Insured-Education — 15.1%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$524,000
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,665	1,704,327
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,305	1,277,608
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	500	518,620
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	524,590
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	389,269
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	918,207

		$5,856,621

Insured-Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$750	$704,400

		$704,400

Insured-Escrowed/Prerefunded — 1.4%
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	$500	$540,880

		$540,880

Insured-General Obligations — 28.8%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,368,363
Centennial School District, (AGM), 5.25%, 12/15/37	660	718,522
Central Greene School District, (AGM), 5.00%, 2/15/35	1,350	1,402,555
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	429,630
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	518,780
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	1,797,340
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,339,020
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,558,605
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,037,640
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	985,142

		$11,155,597

Insured-Hospital — 5.0%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$301,732
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,638,841

		$1,940,573

Insured-Industrial Development Revenue — 2.7%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,050,300

		$1,050,300

Insured-Lease Revenue/Certificates of Participation — 4.6%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$526,400
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,263,539

		$1,789,939

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 3.2%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,054,860
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	185,742

		$1,240,602

Insured-Transportation — 5.9%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$325,931
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	2,100	1,943,718

		$2,269,649

Insured-Utilities — 2.3%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$893,658

		$893,658

Insured-Water and Sewer — 14.0%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$318,012
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,627,605
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	521,705
Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	1,920	929,376
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	740,640
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,116,139
Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	150	153,915

		$5,407,392

Senior Living/Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$204,520

		$204,520

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$123,583

		$123,583

Transportation — 12.9%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,665,645
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	465	490,594
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	763,799
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,054,940
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	500	459,975
Philadelphia Airport, 5.25%, 6/15/27	500	542,110

		$4,977,063

Water and Sewer — 3.4%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$525,860
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	809,913

		$1,335,773

Total Tax-Exempt Investments — 161.5% (identified cost $61,366,126)		$62,548,405

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.1)%		$(21,725,205)

Other Assets, Less Liabilities — (5.4)%		$(2,097,537)

Net Assets Applicable to Common Shares — 100.0%		$38,725,663

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 52.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 22.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,510,458.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	55 U.S. Long Treasury Bond	Short	$(7,735,134)	$(7,471,407)	$263,727

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $263,727.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,746,354

Gross unrealized appreciation	$2,284,640
Gross unrealized depreciation	(922,589)

Net unrealized appreciation	$1,362,051

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$62,548,405	$—	$62,548,405
Total Investments	$—	$62,548,405	$—	$62,548,405
Futures Contracts	$263,727	$–	$—	$263,727
Total	$263,727	$62,548,405	$—	$62,812,132

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013